Note 9 - Income tax - Summary of Differences Between Income Tax and Theoretical Amount Using Tax Rate in Each Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [line items]
Income before income tax	$ 2,556,453	$ 4,632,789	$ 3,165,937
Tax calculated at the tax rate in each country	(599,944)	(1,127,428)	(705,727)
Effect of currency translation on tax base	(340,094)	(346,573)	(187,186)
Changes in the tax rates	(24,019)	1,535	(3,422)
Utilization of previously unrecognized tax losses	588	787	29,560
Tax revaluation, withholding tax and others	483,789	796,723	249,539
Tax charge	(479,680)	(674,956)	(617,236)
Less impairment charges (non-deductible)			$ 76,725